SHARE-BASED COMPENSATION - Summary of options activities (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options - Beginning Balance	5,213,161
Number of options - Granted	0
Number of options - Exercised	(872,428)
Number of options - Forfeited	(722,387)
Number of options - Cancelled	0
Number of options - Ending Balance	3,618,346	5,213,161
Number of options - Options vested and expected to vest	3,618,346
Number of options - Options exercisable	703,183
Weighted average exercise price - Beginning Balance	¥ 0.01
Weighted average exercise price - Granted	0
Weighted average exercise price - Exercised	0.01
Weighted average exercise price - Forfeited	0.01
Weighted average exercise price - Cancelled	0
Weighted average exercise price - Ending Balance	0.01	¥ 0.01
Weighted average exercise price - Options vested and expected to vest	0.01
Weighted average exercise price - Options exercisable	0.01
Weighted average grant date fair value - Beginning Balance	13.96
Weighted average grant date fair value - Granted	¥ 0
Weighted average grant date fair value - Exercised	13.23
Weighted average grant date fair value - Forfeited	¥ 14.75
Weighted average grant date fair value - Cancelled	0
Weighted average grant date fair value - Ending Balance	13.98	¥ 13.96
Weighted average grant date fair value - Options vested and expected to vest	13.98
Weighted average grant date fair value - Options exercisable	¥ 8.12
Weighted average remaining contractual term (years)	5 years 9 months	6 years 7 months 17 days
Weighted average remaining contractual term (years) - Options vested and expected to vest	5 years 9 months
Weighted average remaining contractual term (years) - Options exercisable	4 years 7 months 13 days
Aggregate intrinsic value - Outstanding	¥ 88,310	¥ 96,622
Aggregate intrinsic value - Options vested and expected to vest	88,310
Aggregate intrinsic value - Options exercisable	¥ 17,162